Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FEDERATED HIGH YIELD TRUST
Prospectus Date	rr_ProspectusDate	Jun. 30, 2019
Document Creation Date	dei_DocumentCreationDate	Mar. 24, 2020